Pension Benefits - Components of Other Comprehensive Loss Relating to Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other comprehensive income (loss):
Net (loss) gain arising during the period	$ (14,954)	$ (3,930)	$ 6,143
Amortization of net actuarial loss	7,148	1,484	1,979
Plan settlement	(3,332)	973
Total (loss) income	$ (11,138)	$ (1,473)	$ 8,122